Related-Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Related-Party Transactions
Related-Party Transactions
Since its inception in 2011, the Company has shared facilities, certain staff members and certain operating expenses with AuraSense, LLC. On an infrequent basis, the Company also pays certain expenses directly on behalf of AuraSense, LLC which are related to AuraSense, LLC’s grants, and AuraSense, LLC sometimes pays expenses directly on behalf of the Company. These costs are summarized and directly billed between the Company and AuraSense, LLC on a quarterly basis. In addition, certain expense and administrative activities are shared between the Company and AuraSense, LLC. Effective January 1, 2016, the Company and AuraSense, LLC amended its shared services agreement to simplify the billing arrangement. Under the amended shared services agreement, the Company bills AuraSense, LLC $8 per quarter for indirect costs incurred by the Company plus a specified rate for hours worked by Company scientists on projects directly related to AuraSense, LLC. The amended shared services arrangement continues to require direct non-labor expenses incurred by the Company to be billed to AuraSense, LLC. Effective January 1, 2017, the Company and AuraSense, LLC further amended its shared services agreement so that the quarterly fee related to administrative activities billed by the Company to AuraSense, LLC be reduced to $3 per quarter. This decrease is to reflect the current and expected future reduction in administrative activities to be provided by the Company to AuraSense, LLC.
The amounts due from AuraSense, LLC in connection with the above mentioned activities were $13 and $15 at September 30, 2017 and December 31, 2016, respectively.
The following is a summary of amounts billed to AuraSense, LLC and recognized in the accompanying unaudited statement of operations in connection with the above mentioned activities:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2017	2016	2017	2016
Direct labor on research activities	$—	$—	$—	$2
Quarterly fee for indirect costs	3	8	9	23
Direct costs of AuraSense LLC paid by the Company or (of the Company paid by AuraSense, LLC), net	1	—	4	(4)
	$4	$8	$13	$21

The Company received consulting services from, and paid fees to, one of its co-founders who is not an employee but serves as a member of the Board of Directors of the Company. The Company paid $75 in each of the nine months ended September 30, 2016 and 2017 in connection with these consulting services and these amounts are recognized as an expense in the accompanying unaudited consolidated statement of operations.

Related-Party Transactions
Since its inception in 2011, the Company has shared facilities, certain staff members and certain operating expenses with AuraSense, LLC. When scientists employed by the Company perform work on research grants awarded to AuraSense, LLC, the hours worked are accumulated on timesheets and the associated salary cost is billed to AuraSense, LLC on a quarterly basis. The Company also pays certain expenses directly on behalf of AuraSense, LLC which are related to AuraSense, LLC’s grants, and AuraSense, LLC sometimes pays expenses directly on behalf of the Company. These costs are summarized and directly billed between the Company and AuraSense, LLC on a quarterly basis. In addition, certain expense and administrative activities are shared between the Company and AuraSense, LLC. Through December 31, 2015, these shared expenses were allocated between the Company and AuraSense, LLC on a percentage basis under the terms of an agreement between the companies. The value of these shared expenses was also included in the quarterly billing between the Company and AuraSense, LLC. Effective January 1, 2016, the Company and AuraSense, LLC amended its shared services agreement to simplify the billing arrangement. Under the amended shared services agreement, the Company bills AuraSense, LLC $8 per quarter for indirect costs incurred by the Company plus a specified rate for hours worked by Company scientists on projects directly related to AuraSense, LLC. The amended shared services arrangement continues to require direct non-labor expenses incurred by the Company to be billed to AuraSense, LLC.
The amounts due from AuraSense, LLC in connection with the above mentioned activities were $15 and $57 at December 31, 2016 and 2015, respectively.
The following presents amounts billed to AuraSense, LLC and recognized in the accompanying statement of operations in connection with the above mentioned activities:

	For the Years Ended December 31,
	2016	2015
Direct labor on research activities	$3	$34
Shared costs with AuraSense, LLC	—	70
Quarterly fee for indirect costs	30	—
Direct costs of the Company paid by AuraSense, LLC, net	(4)	(59)
	$29	$45

The Company received consulting services from, and paid fees to, one of its co-founders who is not an employee but serves as a member of the Board of Directors of the Company. The Company paid $100 in each of the years ended December 31, 2016 and 2015 in connection with these consulting services and these amounts are recognized as an expense in the accompanying statement of operations.